Business Combination	12 Months Ended
Mar. 31, 2026
Business Combinations [Abstract]
Business Combination
3. Business Combination
On July 01, 2023, the Bank completed the acquisition of 100% equity interest in Housing Development Finance Corporation Limited (“HDFC Limited” or “eHDFC”) a housing finance company in India providing housing loans to individuals as well as corporates, undertaking lease rental discounting and construction finance. The acquisition was achieved by means of a composite scheme for the amalgamation of (i) HDFC Investments Limited and HDFC Holdings Limited, each a subsidiary of HDFC Limited, with and into HDFC Limited and (ii) HDFC Limited with and into the Bank. Post-acquisition, all other subsidiaries and affiliates of HDFC Limited became subsidiaries and affiliates of the Bank.
Pursuant to the Scheme of Amalgamation dated April 04, 2022 (“Scheme”) and as amended, eHDFC shareholders received 42 shares (face value Rs.1 each) of the Bank, as consideration, for every 25 shares (face value Rs.2 each) held in eHDFC (prior to giving effect to the 1:1 bonus issue on August 28, 2025 by the Bank). The scheme was approved by the shareholders at the National Company Law Tribunal (“NCLT”) convened meeting of the shareholders of the Bank held on November 25, 2022. The NCLT, vide its order dated March 17, 2023 sanctioned the Scheme. Upon receipt of all requisite approvals, the Bank filed Form INC 28 with Registrar of Companies (“ROC”) on
July 01, 2023
and accordingly, the Scheme became effective on July 01, 2023 (“Effective date”), resulting in the Bank obtaining control.
Total purchase consideration was Rs. 5,337,741.5 million based on the Bank’s closing price of Rs. 1,701.4 per share (viz. prior to giving effect to the 1:1 bonus issue on August 28, 2025) on the NSE as of June 30, 2023. The Bank allotted 3,110,396,492 common equity shares (6,220,792,984 equity shares after giving effect to the 1:1 bonus issue on August 28, 2025) on completing the transaction. Share based compensation held by eHDFC’s employees were converted into the Bank’s equity share based compensation with number of shares underlying such awards adjusted based on the exchange ratio resulting in 48,461,845 shares (96,923,690 equity shares after giving effect to the 1:1 bonus issue on August 28, 2025) post acquisition and fair valued using the binomial method. Share warrants issued to qualified institutional buyers were converted into the Bank’s common equity shares with the number of shares underlying such warrants adjusted based on the exchange ratio resulting in 24,792,768 warrants (49,585,536 after giving effect to the 1:1 bonus issue on August 28, 2025) post acquisition and fair valued using the Black and Scholes method. The merger was completed for the purpose of increasing revenue opportunities through cross-selling of products leveraging the extensive customer base, offering a comprehensive suite of financial services, and tapping into operational efficiencies by streamlining back-office functions and benefiting from economies of scale. Additionally, the Bank sought to improve liquidity through access to a wider pool of funds at potentially lower rates and enhance capital adequacy through the combined strong capital base post-merger.
The results of operations acquired from eHDFC group have been included in the Bank’s financial statements since July 01, 2023.
The business combination was completed during fiscal year 2024 and has been accounted for using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Accordingly, assets acquired and liabilities assumed were recorded at their estimated fair value on the acquisition date. The determination of estimated fair values required management to exercise judgment and make estimates concerning discount rates, anticipated future cash flows, prevailing market conditions, among others at the time of the merger, and other forthcoming events that are highly sensitive in nature.

The following table provides a purchase price allocation to the identifiable assets acquired and liabilities assumed of eHDFC group and the noncontrolling interest at their estimated fair values as of the acquisition date.

Particulars	As of July 1, 2023,
	(In millions)
Consideration
Common equity share issued 3,110,396,492 shares of the Bank (6,220,792,984 equity shares after giving effect to the 1:1 bonus issue on August 28, 2025)	Rs.	5,292,028.6
Share-based compensation		35,240.7
Share warrants		10,472.2

Fair value of total consideration transferred		5,337,741.5
Settlement of pre-existing relationship (refer note below)		(69,312.6)

Investment in the Bank by eHDFC (refer note below)		(1,981,494.4)
Fair value of net purchase consideration transferred		3,286,934.5

Acquisition-related costs		1,900.0

Less:
A. Recognized amounts of identifiable assets acquired
Cash and due from banks		10,344.1
Investment securities		2,842,356.2
Loans – Net		6,428,635.4
Accrued interest receivable		37,276.7
Property and equipment		39,136.2
Identified intangibles assets		1,434,818.1
Other assets		622,978.8
Separate account assets		857,528.7

Total estimated assets acquired		12,273,074.2

Add:
B. Recognized amounts of identifiable liabilities assumed and Noncontrolling Interests
Deposits		1,571,204.5
Accrued expenses and other liabilities		781,742.3
Borrowings		4,977,276.5
Separate account liabilities		857,528.7
Liabilities on policies in force		1,499,749.1
Noncontrolling interest in eHDFC subsidiaries		926,787.1

Total estimated liabilities assumed		10,614,288.2

Goodwill		1,628,148.5

Above identifiable net assets include assets and liabilities of the disposal group classified as held for sale as on date of acquisition i.e., HDFC Credila Financial Services Limited and HDFC Education and Development Services Limited amounting to Rs. 103,500 million including goodwill amounting to Rs. 73,576.1 million and Rs. 1,976.0 million, respectively.

Total amount of goodwill is Rs. 1,628,148.5
million. None of the goodwill recognized is expected to be deductible for income tax purpose.
The recorded goodwill of Rs. 1,628,148.5
million resulting from the acquisition primarily reflects the anticipated synergies and economies of scale derived from the integration of operations between the Bank and eHDFC group. Additionally, a portion of this goodwill is attributable to intangible assets that do not meet the criteria for separate recognition as per ASC 805, Business Combinations.
Goodwill is allocated among the Reporting Units (“RUs”) as per the assignment method where goodwill is derived from the residual amount of the relative excess of the fair value of the RUs over the net assets of the RUs. The assignment of goodwill recorded as a result of the acquisition to the Bank’s reportable segments is as follows:

Particulars	As of July 1, 2023,
	(In millions)
Retail Banking	Rs.	368,079.6
Wholesale Banking		71,617.3
Insurance Services		959,080.0
Others		229,371.6

Total		1,628,148.5

Valuation methodology adopted for estimation of fair values of significant assets acquired and liabilities assumed:
Cash and
due from
banks
: Given the short-term nature of assets, the carrying amount was determined to be reasonable estimate for fair value.
Investment in securities
: Includes Investments held for trading, Investments available for sale debt securities and securities purchased under agreements to resell. The carrying amount of these assets is a reasonable estimate of their fair value which are based on market quotations, where market quotations are available or otherwise based on present values at current interest rates for such investments.
Loans
: The loan asset was segmented into two categories i.e. retail loans and wholesale loans. The present value of retail loans is determined by considering the exposure at default (“EAD”), weighted average interest rate, and remaining tenure for each segment. This involves calculating the monthly equated monthly instalments (“EMI”), interest, principal payments, and accounting for prepayments. Discount rates are then applied to the projected cash flows to derive the present value. The valuation methodology of wholesale loans involves computing yields using base rates and spreads to derive yield curves. Monthly cash flows are calculated based on the repayment schedule, with present values derived using the yields as discount rates. The total present value is the sum of the discounted cash flows over the loan’s tenure.
Property and Equipment
:
Property and Equipment includes Buildings and Other Fixed Assets including computer/IT equipment, electric installations, air conditioners, etc. Fair Valuation of Buildings has been carried out using the sales comparison method under market approach, which involves comparing the properties being appraised with similar buildings that have recently been sold or rented (comparable buildings) or for which offers to purchase or rent have been made, thereby modelling the behavior of the market. Valuation of Other Fixed Asset is done using depreciated replacement cost method under cost approach. The method considers the remaining useful economic life, age, condition, depreciation, obsolescence, residual value, and other relevant factors to determine the attributable value of the assets.
Other assets
: Other assets substantially includes investments in affiliates valued at fair value based on the latest transaction price.
Separate account assets and liabilities
: The carrying amount of these assets and liabilities are reasonable estimates of fair value. The assets consist primarily of equity securities, fixed maturities, real estate-related investments, short-term investments and derivative instruments and are reported at fair value.

The liabilities primarily represent the policyholder’s account balances in separate account assets and will be equal and offsetting to total separate account assets.
Deposits
: The fair value of deposits, including public individual, public trust, recurring deposit, and compounding instruments, is estimated using the discounted cash flow method. This approach applies cumulative interest rates from the respective rate cards, which are determined based on a market participant perspective, and considers the remaining tenure for each deposit category.
Borrowings
: The fair value of borrowings comprising commercial papers, non-convertible
debentures (“NCDs”), and subordinate debt issued are estimated by discounting the estimated future cash flows using rates currently available to the Bank for debt with similar remaining maturities. As deemed appropriate proxy discount rates reflecting market yields on commercial paper, zero rates (zero rates are interpolated to map the timing of the interest and notional amounts) of the benchmark curve sourced from Bloomberg for external commercial borrowings (“ECBs”) and bonds, Fixed Income Money Market and Derivatives Association of India (“ FIMMDA”) AAA rate yields for non-banking
financial companies for NCDs and other borrowings have been used for the purpose of discounting the cash flows to arrive at the fair value.
Liabilities on policies in force
: Liabilities for future policy benefits (LFPBs) for traditional and limited-payment long-duration insurance contracts have been established based on the present value of expected future benefits and expenses, adjusted for net premiums and updated assumptions per U.S. GAAP.
Noncontrolling interest
: The fair value of noncontrolling interest was calculated after determination of fair value of the subsidiaries of eHDFC. The noncontrolling interest associated with HDFC Life Insurance Company Limited and HDFC Asset Management Company Limited was determined using the market approach while the portion of noncontrolling interest attributable to HDFC Capital Advisors Limited was recorded at its historical carrying amount.
Intangible assets disclosure
The Bank has assigned Rs. 1,434,818.1 million of the purchase price to identifiable intangible assets consisting of brand, investment management contract, value of business acquired, distribution network, customer relationship and transferable development rights. The following table summarizes the major classes of identifiable acquired intangible assets and estimated period of amortization-

	As of July 1, 2023
	Estimated Fair Value (In millions)		Useful lives (in years)	Valuation Methodology
Intangible asset
Brand	Rs.	750,758.2	Indefinite life	Relief from royalty method (a)
Investment management contract		369,785.6	Indefinite life	Multi-period excess earnings method (b)
Value of business acquired		221,738.5	Life of the underlying contracts	Refer below (c)
Distribution network		59,543.2	17	Multi-period excess earnings method (b)
Customer relationship		29,874.9	17	Multi-period excess earnings method (b)
Transferable development rights		3,117.7	8	Comparison method

Total		1,434,818.1

Above intangible assets includes Brand amounting to
Rs. 8,527.5

million
and Distribution network amounting t
o
Rs. 8,972.4

million
pertaining to HDFC Credila Financial Services Limited which
w
as classified as held for sale as on date of acquisition. These have been derecognized following the divestment of stake on March 19, 2024.
(a) Relief from royalty method: The principle of the relief-from-royalty-method asserts that the value of an intangible asset is what the owner would pay to licence the asset if he did not own it. In other words, the value equates to the avoided cost of not having to pay a royalty.
(b)
Multi-period excess earnings Method (MEEM): The MEEM method is predicted on the basis that the value of the intangible asset is the present value of the earnings it generates, net of a reasonable return on the other assets also contributing to the stream of earnings. Valuation of Investment Management Contract, Distribution Network and Customer Relationship is done under income approach.

(c) Difference between the estimated Fair Value of liabilities (FVL) and the value of Liabilities (GVL). The FVL is derived as the sum of the best estimate of liabilities (“BEL”) and the risk margin (“RM”). GVL is derived as the liability for future policy benefits (“LFPB”) plus other liability items less reinsurance recoverable (refer note 21).
Brand
: Brand value has been estimated using the income approach with the relief from royalty method. This method considers the projected revenue for the future periods multiplied by the royalty rate and is discounted using the appropriate risk adjusted discount rate and the sum of present value of the above is considered as the value of the brand. As the brand is expected to contribute to cash flows indefinitely, it would be considered to have an indefinite useful life. Significant assumptions in the valuation include royalty rates, projected revenue growth rates and periods, and the risk adjusted discount rate.
Investment management contract (the
“Contract”)
: The fair value of the Contract was estimated using the income approach with the MEEM method. This method considers future earnings generated by the Contract along with the contribution of other relevant assets (tangible and intangible) needed for its operation. A detailed financial projection was used and notional charges (fair value, return and risk associated with such assets) were factored in to take into account for the economic contribution of these supporting assets. The final fair value of the Contract reflects the present value of its projected earnings after considering taxes and the contribution of other assets by discounting using an appropriate risk adjusted discount rate. The Contract is not expected to be terminated and will contribute to cash flows indefinitely and it would be considered to have an indefinite useful life. Significant assumptions included future period post-tax
earnings and projection period, rate of return and the risk adjusted discount rate.
Value of business acquired (“VOBA”)
: VOBA is valued as the difference between the estimated fair value of liabilities (“FVL”) and the carrying value of those same insurance contract liabilities. The FVL for the acquired business is derived as the sum of the best estimate of liabilities (“BEL”) and the risk margin (“RM”) calculated using the same best estimate assumptions as those used in deriving the company’s Indian embedded value (“IEV”) as at June
 30,
2023. The carrying value of those same insurance contract liabilities is derived as the liability for future policy benefits (“LFPB”) plus other liability items (reserves for unmodelled products, sales inducement liability, time value of options and guarantees, and additional reserves) less reinsurance recoverable. Cash flow assumptions including mortality, morbidity, persistency, and discount rates for fair value of liabilities were considered.
Distribution network
 & Customer relationship
: The fair value of the distribution network and customer relationship was estimated using the income approach with the MEEM method. The method requires estimating future excess earnings from acquiring new customers through existing channels of distribution and future excess earnings from existing customers. An attrition rate, derived from historical data, was used to derive the annualized premium equivalent (“APE”) corresponding to such channels of distribution existing as of the Effective Date. Projected profits, based on expected value of new business (“VNB”) margins, were considered for new business. Notional charges (fair value, return and risk associated with contributory assets) for the economic contribution of other assets were considered. Finally, a risk-adjusted discount rate was applied to the projected excess earnings to determine the present value, resulting in the fair value of the distribution network and customer relationship.
Transferable development rights (“TDR”)
: TDR were valued using the comparison method, in which a comparison is made with similar properties that have recently been quoted/sold in the market and thus have a quoting/transaction price. The comparison approach is the preferred approach when comparable instances are available.

Certain acquired receivables:
The Bank identifies purchased financial assets with credit deterioration (“PCD”) loans as those that have experienced a more-than-insignificant deterioration in credit quality since origination. The Bank considers a variety of factors to evaluate and identify whether acquired loans are PCD loans, including but not limited to, nonaccrual status, delinquency, decreases in credit scores and other factors. Upon acquisition, current expected credit losses are added to the fair value of individual PCD loans to determine the amortized cost basis. After initial recognition, any changes to the estimate of expected credit losses, favorable or unfavorable, are recorded as a provision for credit loss during the period of change. Following are the details of PCD of eHDFC acquired.

	As of July 1, 2023
Particulars	Wholesale		Retail		Total
	(In millions)
Par value of PCD loans at acquisition	Rs.	72,684.7	Rs.	43,961.6	Rs.	116,646.3
Allowance for credit losses on PCD loans at acquisition		36,487.3		2,927.9		39,415.2
Fair value of receivables at acquisition		36,197.4		41,003.0		77,200.4
Non-credit discount/(premium) on PCD loans at acquisition		—		30.7		30.7
Contingencies:
eHDFC group had contingent liabilities on account of disputed dues towards service tax and goods & service tax. The Bank recognizes a loss contingency in accordance with ASC 450 when it is probable that a liability has been incurred and the amount can be reasonably estimated. If both conditions are not met, the Bank discloses the contingency if there is at least a reasonable possibility that a loss may have been incurred. The contingent liabilities are in the nature of statutory demands and liabilities in dispute related to service tax and goods & service tax amounted to Rs. 11,063.0 million.
Separately accounted for transactions, including
pre-existing
relationship:
Following are the details of
pre-existing
relationship between HDFC Bank group (“the Bank and its subsidiaries”) and eHDFC group:

As of July 1, 2023
(In millions)
Financial statement line items
Cash and due from Banks	Rs.	52,875.3
Investments, available for sale, at market		18,407.5
Accrued expenses and other liabilities		(5,777.5)
Other assets		3,807.3

Net Assets	Rs.	69,312.6

The
pre-existing
relationship between the Bank and eHDFC has been legally extinguished upon the business combination and is effectively settled as part of the acquisition. As of the effective date, the pre-existing
relationship between the Bank group and eHDFC subsidiaries is an intercompany relationship and was subsequently eliminated during the consolidation process.

Investment in the Bank by eHDFC
eHDFC held a 20.8% equity interest in the Bank. Upon the acquisition of eHDFC by the Bank, this equity interest was cancelled through a share cancellation process, effectively eliminating the shares that eHDFC held in the Bank.
Acquisition cost
Acquisition related cost
s
amounting to Rs. 1,900.0 million
,
comprise
d
of expenses recognized separately from the acquisition of assets and assumptions of liabilities in the business combination,
w
ere
 recognized as an expense in
“Non-interest
expense- Administrative and other” in the consolidated statements of income.